SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2025
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

15. SUPPLEMENTAL CASH FLOW INFORMATION

The net change in non-cash items within investing activities included in E&E assets were as follows:

			For the year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
Accounts payable and accrued liabilities	$127,482	$418,087	$(532,752)
Share-based compensation	28,209	123,007	68,062
	$155,691	$541,094	$(464,690)